Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO		Non-PEO NEOs		Performance

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)
Year	($) [1]	($)	($)	($)	($) [2]	($) [3]
2023	5,579,467	16,588,667	1,802,228	3,152,819	325.52	12,911
2022	2,534,194	7,815,771	1,102,814	1,355,688	187.48	17,417
2021	1,979,299	813,537	863,982	623,623	100.00	1,426

(1)	Mr. Gleason was our PEO for each of the 2021, 2022 and 2023 fiscal years.

Named Executive Officers, Footnote

	PEO		Non-PEO NEOs		Performance

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)
Year	($) [1]	($)	($)	($)	($) [2]	($) [3]
2023	5,579,467	16,588,667	1,802,228	3,152,819	325.52	12,911
2022	2,534,194	7,815,771	1,102,814	1,355,688	187.48	17,417
2021	1,979,299	813,537	863,982	623,623	100.00	1,426

(1)	Mr. Gleason was our PEO for each of the 2021, 2022 and 2023 fiscal years.
	For the 2023 fiscal year, our Non-PEO NEOs were: Mr. Johansson and Ms. Watkins-Asiyanbi. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl.
PEO Total Compensation Amount	$ 5,579,467	$ 2,534,194	$ 1,979,299
PEO Actually Paid Compensation Amount	$ 16,588,667	7,815,771	813,537
Adjustment To PEO Compensation, Footnote

The amounts disclosed in the table above as Compensation Actually Paid to our PEO reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [4]	($) [4]	($) [4]	($) [5]	($) [5]	($)
2023	5,579,467	(3,981,256)	9,263,076	5,683,024	44,356	—	16,588,667
2022	2,534,194	(1,059,469)	2,998,546	3,466,653	(124,153)	—	7,815,771
2021	1,979,299	(1,126,112)	740,325	(582,097)	(197,878)	—	813,537

Non-PEO NEO Average Total Compensation Amount	$ 1,802,228	1,102,814	863,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,152,819	1,355,688	623,623
Adjustment to Non-PEO NEO Compensation Footnote

For the 2023 fiscal year, our Non-PEO NEOs were: Mr. Johansson and Ms. Watkins-Asiyanbi. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl. The amounts disclosed in the table above as average Compensation Actually Paid to our Non-PEO NEOs reflect the adjustments listed in the tables below to the average amounts reported in the Summary Compensation Table for Non-PEO NEOs:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [4]	($) [5]	($) [5]	($) [5]	($)	($)
2023	1,802,228	(988,631)	1,947,542	381,466	10,214	—	3,152,819
2022	1,102,814	(341,129)	478,730	115,513	52,860	(53,100)	1,355,688
2021	863,982	(399,563)	281,301	(73,385)	11,374	(60,086)	623,623

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 325.52	187.48	100.00
Net Income (Loss)	$ 12,911,000	17,417,000	1,426,000
PEO Name	PEO
PEO | Less: Amount reported under the "Stock Awards" column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,981,256)	(1,059,469)	(1,126,112)
PEO | Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,263,076	2,998,546	740,325
PEO | Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,683,024	3,466,653	(582,097)
PEO | Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,356	(124,153)	(197,878)
Non-PEO NEO | Less: Amount reported under the "Stock Awards" column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(988,631)	(341,129)	(399,563)
Non-PEO NEO | Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,947,542	478,730	281,301
Non-PEO NEO | Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,466	115,513	(73,385)
Non-PEO NEO | Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,214	52,860	11,374
Non-PEO NEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (53,100)	$ (60,086)